Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Inventories
	December 31, 2020	December 31, 2019
	$’000	$’000

Gold held on carbon	$1,421	$1,603
Silver and gold concentrate	-	157
Material stockpiles	-	-
Materials and supplies	1,868	1,446
	$3,289	$3,206